FIVE HIGHEST PAID EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2019
FIVE HIGHEST PAID EMPLOYEES [abstract]
Schedule of remuneration of five highest paid emloyees
	2017	2018	2019

Salaries, allowances and benefits in kind(1)	21	21	27
Performance-related bonuses	19	18	18
Pension scheme contributions	1	1	2
Amount paid/payable during the year	41	40	47

(1)	Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.

Schedule of remuneration bands of five highest paid employees
	2017	2018	2019

RMB6,000,001 to RMB6,500,000	1	-	-
RMB6,500,001 to RMB7,000,000	-	2	-
RMB7,000,001 to RMB7,500,000	1	-	-
RMB7,500,001 to RMB8,000,000	-	1	2
RMB8,000,001 to RMB8,500,000	1	-	1
RMB8,500,001 to RMB9,000,000	-	1	-
RMB9,000,001 to RMB9,500,000	1	-	-
RMB10,000,001 to RMB10,500,000	1	-	1
RMB10,500,001 to RMB11,000,000	-	1	-
RMB12,500,001 – RMB13,000,000	-	-	1
	5	5	5